Earnings/(Loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
(Loss)/profit from continuing operations	$ 3,739	$ (18)	$ (55)			$ (50)	$ (615)	$ (572)	$ (4,430)	$ (703)
Profit/(loss) from discontinued operations	(33)	2	(31)	$ (35)	$ (10)	2	(76)	(15)	(233)	(519)
Net (loss)/profit	3,706	(16)	(86)			(48)	(691)	(587)	(4,663)	(1,222)
Less: Allocation to participating securities								0	0	0
(Loss)/profit available to stockholders	3,706	(16)	(86)			(48)	(691)	(587)	(4,663)	(1,222)
Effect of dilution	0	0	0			0	0	0	0	0
Diluted (loss)/profit available to stockholders	$ 3,706	$ (16)	$ (86)			$ (48)	$ (691)	$ (587)	$ (4,663)	$ (1,222)
Basic (loss)/earnings per share:
Weighted average number of common shares outstanding	100	50	100			50	100	100,000,000	100,000,000	100,000,000
Diluted(loss)/earnings per share:
Effect of dilution	0	0	0			0	0	0	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100	50	100			50	100	100,000,000	100,000,000	100,000,000
Basic loss per share from continuing operations (usd per share)	$ 37.25	$ (0.36)	$ (0.55)			$ (1)	$ (6.13)	$ (5.7)	$ (44.11)	$ (7)
Diluted loss per share from continuing operations (usd per share)	37.25	(0.36)	(0.55)			(1)	(6.13)	(5.7)	(44.11)	(7)
Basic earnings/(loss) per share from discontinued operations	(0.33)	0.04	(0.31)			0.04	(0.75)
Diluted earnings/(loss) per share from discontinued operations	(0.33)	0.04	(0.31)			0.04	(0.75)
Basic loss per share (usd per share)	36.92	(0.32)	(0.86)			(0.96)	(6.88)	(5.85)	(46.43)	(12.18)
Diluted loss per share (usd per share)	$ 36.92	$ (0.32)	$ (0.86)			$ (0.96)	$ (6.88)	$ (5.85)	$ (46.43)	$ (12.18)